Summary of Significant Accounting Policies - Additional Information (Details) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Significant Accounting Policies [Line Items]
FDIC limit of insurable cash	$ 250,000	$ 250,000		$ 250,000
Letters of credit outstanding, amount	243,380	243,380		243,380	$ 243,380
Allowance for doubtful accounts receivable	26,716	31,118		26,716	15,596
Inventory valuation reserves	704,516	134,679		704,516	591,051
Depreciation expense				388,231	500,467
Selling and marketing expense		1,105,586	$ 1,399,435	5,529,274	4,305,444
Amortization of intangible assets		66,954	66,954	267,816	124,186
Finite-lived intangible assets, amortization expense, 2017	268,000			268,000
Finite-lived intangible assets, amortization expense, 2018	268,000			268,000
Finite-lived intangible assets, amortization expense, 2019	268,000			268,000
Finite-lived intangible assets, amortization expense, 2020	268,000			268,000
Finite-lived intangible assets, amortization expense, 2021	$ 268,000			268,000
Impairment of finite-lived intangible assets		$ 0	$ 0	0	0
Impairment of goodwill				0
Share-based compensation arrangement by share-based payment award, award vesting period	4 years
Operating loss carryforwards	$ 150,950,436			$ 150,950,436	$ 132,359,334
Antidilutive securities excluded from computation of earnings per share, amount		140	59	13,500,000	6,000,000
Maximum [Member]
Significant Accounting Policies [Line Items]
Accounts receivable period due		60 days		60 days
Estimated useful lives of related assets				5 years
Fair value assumptions, expected term				10 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Accounts receivable period due		30 days		30 days
Estimated useful lives of related assets				3 years
Fair value assumptions, expected term				6 years 3 months
Selling And Marketing Expense [Member]
Significant Accounting Policies [Line Items]
Estimated useful lives of related assets				4 years
Trademarks And Trade Names [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life		10 years		10 years
Developed Technology Rights [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life		7 years		7 years
Customer Relationships [Member]
Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life		7 years		7 years
Sales Revenue Net [Member] | Customer Concentration Risk [Member] | Hitachi High Technologies Corporation [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage				10.00%	11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Significant Accounting Policies [Line Items]
Concentration risk, percentage				25.00%	25.00%
Equipment [Member]
Significant Accounting Policies [Line Items]
Selling and marketing expense				$ 0	$ 175,000